Total Capital and Net Income Per Common Unit - Additional Information (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Mar. 08, 2023 USD ($)	Dec. 31, 2025 USD ($) distributionPayments boardOfDirectorElections classesOfStock $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($)	Mar. 31, 2022 USD ($)
Capital Unit [Line Items]
Payments for Repurchase of Preferred Stock and Preference Stock		$ 0	$ 0	$ 3,972
Redemption price (USD per unit) | $ / shares		$ 25.00
number of classes of stock in the company | classesOfStock		3
Dividends, Preferred Stock, Cash		$ 25,100	25,100	24,900
Distribution Made to Limited Liability Company (LLC) Member, Cash Distributions Paid		100,000	250,000	50,000
Proceeds from Issuance of Common Stock	$ 215,500
Preferred Units
Capital Unit [Line Items]
Share Repurchase Program, Authorized, Amount						$ 30,000
Payments for Repurchase of Preferred Stock and Preference Stock		0		4,065
Share Repurchase Program, Remaining Authorized, Amount		23,300
Preferred Units | Series A
Capital Unit [Line Items]
Payments for Repurchase of Preferred Stock and Preference Stock		$ 0	0	700
Preferred Stock, Dividend Rate, Per-Dollar-Amount | $ / shares		$ 0.5625
No. of quarterly distributions that must be arrears before preferred unitholders have voting rights | distributionPayments		6
Preferred Units | Series A | Maximum
Capital Unit [Line Items]
Number of elections that preferred unitholders can make to the board of directors | boardOfDirectorElections		1
Preferred Units | Series B
Capital Unit [Line Items]
Payments for Repurchase of Preferred Stock and Preference Stock		$ 0	0	3,272
Preferred Stock, Dividend Rate, Per-Dollar-Amount | $ / shares		$ 0.53125
No. of quarterly distributions that must be arrears before preferred unitholders have voting rights | distributionPayments		6
Dividend rate, basis spread on variable rate		6.241%
Preferred Units | Series B | Maximum
Capital Unit [Line Items]
Number of elections that preferred unitholders can make to the board of directors | boardOfDirectorElections		1
Common Stock [Member]
Capital Unit [Line Items]
Payments for Repurchase of Preferred Stock and Preference Stock				93
Distribution Made to Limited Liability Company (LLC) Member, Cash Distributions Paid		$ 100,000	$ 250,000	$ 50,000
Distribution Made to Limited Liability Company (LLC) Member, Distributions Paid, Per Unit | $ / shares		$ 1.0005	$ 2.5013	$ 0.5003
Limited Partner [Member]
Capital Unit [Line Items]
Proceeds from Contributed Capital				$ 86,200	$ 129,300